Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Schedule of antidilutive due to the loss incurred for the periods

	December 31, 2025		December 31, 2024
Numerator:
Net loss available to common shareholders	₣	(66,613,990)	₣	(28,132,971)

Denominator:
Weighted-average common shares outstanding used in computing loss per share available to common stockholders, basic and diluted		14,474,974		14,051,547
Basic and diluted net loss per share	₣	(4.60)	₣	(2.00)